REVENUE AND SEGMENT INFORMATION - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue And Segment Information
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	$ 3,980	$ 1,427,157	$ 1,273,921
Sales of software and technology solutions			1,504
Sales of air- filter products	189,133	317,472
Total Revenue	$ 193,113	$ 1,744,629	$ 1,275,425